Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.33

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
2025060645	XXX	XXX	2	2	1	1				Low LTV/CLTV/HCLTV - XXX% CLTV is below XXX% maximum per guidelines.; Disposable Income - Borrowers have $XXX in verified disposable income.;	XXX Missing Verification of Liability (Contingent or Otherwise) - Missing pay history for private mortgage being paid off with XXX LLC., Client Comment: XXX Investor Acknowledged Exception		XXX Missing Tax Transcript(s) - Missing XXX Tax Transcript for Borrower XXX - XXX - Recd most recent years wage transcript for XXX.
2025060643	XXX	XXX	2	2	1	1	Verified credit history - XXX Credit score exceeds minimum XXX per guidelines.; Low DTI - XXX% DTI is below maximum XXX% per guidelines.;	XXX Questionable Occupancy - Borrower is purchasing a second home XXX miles from primary residence. Investor approved exception on page 560., Client Comment: XXX Investor Acknowledged Exception	XXX Last Loan Estimate Sent Method Not In Person and No Received Date - (XXX) Missing evidence of delivery to borrower of the re-disclosed XXX. Timing requirment not met with XXX applied. - A revised Loan Estimate was provided on (XXX) via (XXX). Under Regulation Z, a consumer must receive a revised Loan Estimate not later than four business days prior to consummation date of (XXX). Since the revised Loan Estimate was not provided in person, a consumer is considered to have received it on (XXX), which is XXX business days after it was delivered or placed in the mail. As a result, the revised Loan Estimate is not deemed to have been received at least four business days before consummation, which is (XXX). (12 CFR 1026.19(e)(4)(ii)) - A revised Loan Estimate was provided on (XXX) via (XXXl). Under Regulation Z, a consumer must receive a revised Loan Estimate not later than XXX business days prior to consummation date of (XXX). Since the revised Loan Estimate was not provided in person, a consumer is considered to have received it on (XXX), which is XXX business days after it was delivered or placed in the mail. As a result, the revised Loan Estimate is not deemed to have been received at least XXX business days before consummation, which is (XXX). (12 CFR 1026.19(e)(4)(ii)) - XXX - Exception is cleared with the attached copy of the borrower electronically signed copy of the XXX.

XXX Asset Documentation is Insufficient - Missing letter from CPA stating the use of business funds would not adversely effect business. - XXX - Recd response from investor, "I spoke with the head of credit at XXX and the intention of the guideline is that if they meet and apply any of the cash flow options, they wouldn’t need a CPA letter regardless. I will have them clarify in their next guideline update. We would prefer to not have to call this an exception but if we need then we will grant it.
-- Clarification of interpretation of seller guideline received from investor. Cash flow analysis pg 554 in file, thus no CPA letter required.

XXX Missing  Change of Circumstance Disclosure - Missing re-disclosed XXX issued XXX, as per disclosure tracking (pg 265). - XXX - Exception is cleared with the attached re-disclosed XXX and corresponding XXX.

2025060644	XXX	XXX	2	1	2	1	Low DTI - XXX% DTI is below XXX% maximum per guidelines.; Verified reserves - XXX Months reserves exceeds minimum XXX months required per guidelines.;	XXX Missing Evidence of Re-disclosure and a valid XXX for the sum of XXX (XXX) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure. - XXX issued XXX on page 139 refers to decrease in lender credit, but no reason given for the decrease. -- The sum of XXX (XXX) lender credits and specific lender credits ($XXX) has decreased from the amount disclosed on the Loan Estimate sent on XXX, ($XXX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). - The sum of XXX (XXX) lender credits and specific lender credits ($XXX) has decreased from the amount disclosed on the Loan Estimate sent on XXX, ($XXX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h))., Client Comment: XXX - Exception is downgraded to XXX with the attached PCCD, cover letter, refund check $XXX, and courier tracking receipt to evidence delivery to borrower was completed within XXX days of consummation.	XXX Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - Right to cancel expiration date same date as disbursement date on CD issued XXX on page 65-70. -XXX - Cover letter provided addressing provided XXX.

XXX Missing Initial 1003 Application - Application date per Esign process summary on page 353 the application date was XXX. Missing initial 1003. Initial app in the file and all early disclosures including the initial XXX are dated XXX. - XXX - Attestation provided that addresses the application date, expired app and date of redisclosure of application.

XXX Missing Initial Disclosure(s) - Missing all initial disclosures. Application date per Esign process summary on page 353 the application date was XXX. Initial app in the file and all early disclosures including the initial XXX are dated XXX.  - XXX - Exception is cleared with the attached copy of the unexecuted XXX issued at initial application. Re-disclosed XXX in file is executed by the borrower.

2025060638	XXX	XXX	2	2	2	1	Verified credit history - XXX Credit score exceeds minimum XXX required per guidelines.; Disposable Income - Borrowers have verified $XXX in disposable income.;	XXX Underwriting Loan Approval is Deficient - Approved DTI XXX% / Review DTI XXX% (Max XXX%), variance due to qualifying rate. Review used the fully indexed rate calculated over the fully amortizing period to determine qualifying XXX, as required per guidelines (XXX)., Client Comment: XXX Non-Material, DTI < XXX% Max Allowed.

XXX Missing Evidence of XXX - Missing verification of XXX date with borrower., Client Comment: System generated loan notes discloses XXX history. This supports evidence of XXX.	XXX Missing Payoff/Demand Statement - Missing evidence that the borrowers XXX, XXX, on primary residence, XXX, was paid in full and closed. An executed copy of the XXX request to close can be accepted. - XXX - Exception re-reviewed. Verified payoff amount on the final settlement statement matches to the outstanding balance on the credit supplement, thus no qualifying payment on primary residence required.

XXX The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - Missing XXX for the addition of loan discount of $XXX on the CD issued XXX. --A Lender Credit for Excess Charges of ($XXX), Principal Reduction for Excess Charges of ($XXX), and general or specific lender credit increases of ($XXX) were applied to the total fee variance of ($XXX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. - A Lender Credit for Excess Charges of ($XXX), Principal Reduction for Excess Charges of ($XXX), and general or specific lender credit increases of ($XXX) were applied to the total fee variance of ($XXX) between the XXX disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. - XXX - Exception is cleared with the attached XXX and re-disclosed XXX.

XXX Unacceptable transaction type - Loan proceeds were used to payoff the newly acquired XXX on primary residence. Subject loan was approved as a business purpose cash out refinance of an investment property.  - XXX - Non-Business Purpose Loan is subject to XXX. Compliance review completed. Refer to XXX.

2025060640	XXX	XXX	1	1	1	1	Verified credit history - XXX/XXX qualifying credit scores, minimum required of XXX. No derogatory credit. ; Verified reserves - Reserves required of $XXX (XXX mos on subject/XXX mos on REO), total verified reserves of $XXX;	XXX Mortgage/Deed of Trust is Incomplete - Subject is a XXX, Deed of Trust is missing the XXX Number. - XXX - Recd re-executed DOT reflecting XXX XXX number and letter of intent to re-record.

XXX Note is Incomplete - Subject property is a XXX, Note is missing the XXX Number. - XXX - Recd re-executed note reflecting XXX XXX number.

XXX Missing Required Property Inspection - NEW XXX - Subject is located in a XXX. Missing Post disaster property inspection to confirm  subject was not impacted. -XXX - Recd Disaster Condition Report confirming no damage sustained from fire and wind, completed XXX.

2025060632	XXX	XXX	2	1	2	1	Verified housing payment history - More than XXX mths of mtg history verified XXX per CBR.; Verified credit history - XXX Fico w/a minimum requirement of XXX.;	XXX Missing evidence of the Seller Closing Disclosure - Missing Seller CD for the subject transaction., Client Comment: XXX Non-Material

XXX The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - Added XXX based on final CD received XXX -- Lender credit of $XXX is not sufficient to cover the increased loan discount fee of $XXX added on XXX LE. COC in file pg XXX reflects date of change XXX with date of re-disclosure XXX. This change date is not w/in XXX business days and thus cannot be considered. - A Lender Credit for Excess Charges of ($XXX), Principal Reduction for Excess Charges of ($XXX), and general or specific lender credit increases of ($XXX) were applied to the total fee variance of ($XXX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance., Client Comment:XXX -XXX Recd PCCD, cover letter, refund check for $XXX, and courier receipt to evidence delivery to borrower within XXX days of consummation.	XXX Missing XXX - Missing evidence of delivery of the XXX. - XXX XXX received.

XXX Missing valid Change of Circumstance(s) - XXX (pg 118) for XXX issued XXX does not disclose the date that the lock was changed from an XXX to fixed rate.  Unable to verify disclosure was issued w/in XXX days of the change of circumstance. - XXX Lender confirmed that the COC dated XXX coincides with the XXX issued XXX. (See XXX)

XXX Missing Final XXX - Missing final CD and HUD for the subject transaction. Only XXX CD provided for review which is dated XXX.  Subject transaction date XXX. ** Note Compliance Submission is pending receipt of the all disclosures ** - XXX Final CD dated XXX which was executed XXX received.

XXX XXX or CD is Deficient - Missing copy of initial XXX issued XXX.  Earliest XXX provided was dated XXX. - XXX Initial XXX dated XXX received.

2025060635	XXX	XXX	2	2	1	1	Verified housing payment history - Borrower has XXX months of verified mortgage history with XXX history.;	XXX Unacceptable transaction type - Lender approved exception, property listed w/in XXX months of note date (pg 489,216/191,442). , Client Comment: XXX - Investor Acknowledged Exception (pg 442)

XXX Guideline Exception(s) - Lender approved exception, XXX in LLC at time of application (pg 489). Missing investor approved exception form., Client Comment: XXX - XXX Recd operating agreement to evidence borrower was the only member and president of the LLC for which subject property was previously vested. Investor acknowledged exception for vesting in the name of LLC at time of application previously presented XXX.	XXX XXX account disclosure statement not delivered at closing - XXX account disclosure statement not delivered at closing - XXX XXX Received.

XXX Missing Sufficient Evidence of Insurance - Missing copy of current lease agreement for subject property, property is indicated to be tenant occupied with rent of $XXX. - XXX - Recd evidence of XXX months receipt receipt to business account. Review XXX search confirms borrower is agent. Expired lease presented XXX. Notice of rent increase presented XXX.

2025060637	XXX	XXX	2	1	2	1				Low LTV/CLTV/HCLTV - XXX% LTV is below XXX% maximum per guidelines.; Verified credit history - Middle credit score XXX > XXX required.;	XXX Disclosed Finance Charge Must Be >= Actual Finance Charge - $XXX - Compliance report in file under-disclosed $XXX (pg 2386). -- The disclosed finance charge ($XXX) is ($XXX) below the actual finance charge($XXX). The XXX Act considers the disclosed finance charge inaccurate if it is more than $XXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1) - The disclosed finance charge ($XXX) is ($XXX) below the actual finance charge($XXX). The XXX Act considers the disclosed finance charge inaccurate if it is more than $XXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1), Client Comment: XXX - XXX Recd XXX, cover letter, new refund check $XXX, and courier tracking receipt to evidence delivery to borrower was completed within XXX days from consummation.
2025060634	XXX	XXX	2	1	1	2	Verified credit history - XXX qualifying credit scores, minimum required of XXX. No derogatory credit. ; Low DTI - DTI of XXX%, maximum of XXX% allowed. ; Verified reserves - XXX months of PITI reserves required, XXX months of PITI reserves verified. ;	XXX Non-Warrantable XXX - Per lender exception request (pg 200) subject is Non-warrantable XXX. , Client Comment: XXX - Investor Acknowledged Exception	XXX Missing XXX and/or Separation Agreement - File contains a XXX XXX (pg 514) and Parenting Agreement (pg 534). Based on ages of children (pg 516), XXX are still minors. Borrower was not required to pay XXX support due to maintenance payments of $XXX/mo which ended in XXX. Missing Exhibit A to parenting agreement. Unable to confirm borrower is still not responsible for XXX support. - XXX - Exception re-reviewed and cleared. DTI < XXX% variance from the approved DTI with child support for the XXX XXX considered.

2025060641	XXX	XXX	2	2	1	1	Verified reserves - XXX months of PITI reserves required, verified PITI reserves of XXX months. ; Low DTI - XXX% DTI, maximum DTI of XXX% allowed. ;	XXX Missing CPA Letter - Missing CPA letter confirming borrower is XXX% owner. XXX (pg 456) states borrower is XXX% owner however no evidence this was confirmed by CPA. Secretary of State document does not confirm XXX% ownership. Income qualification based on XXX% ownership which was not verified. , Client Comment: Investor Acknowledged Exception

XXX Missing Asset Documentation Type - Exception to utilize business assets for cash to close and reserves with XXX NSF/Overdraft in the last XXX months (pg 544). , Client Comment: XXX Investor Acknowledged Exception	XXX Missing Evidence of Re-disclosure and a valid XXX for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure. - No reason given for seller credit decrease on COC (pg 181). The sum of non-specific (lump sum) lender credits and specific lender credits ($XXX) has decreased from the amount disclosed on the Loan Estimate sent on XXX, ($XXX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).
Cleared - The sum of non-specific (lump sum) lender credits and specific lender credits ($XXX) has decreased from the amount disclosed on the Loan Estimate sent on XXX, ($XXX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). - XXX - Recd XXX email, reprice due to UW exception.

2025060633	XXX	XXX	2	2	2	1	Verified housing payment history - XXX months of mortgage history paid XXX, verified per credit report. ; Verified reserves - XXX months PITI reserves required, XXX months of reserves verified.;	XXX Guideline Exception(s) - Investor approved exception noted in file for borrower living rent free., Client Comment: XXX Investor Acknowledged Exception

											XXX Missing evidence of the XXX - Missing Seller Closing Disclosure. , Client Comment: XXX Non-Material
2025060642	XXX	XXX	1	1	1	1	Verified credit history - XXX qualifying credit scores, minimum required of XXX. No material derogatory credit. ; Low LTV/CLTV/HCLTV - LTV of XXX%, maximum of XXX% allowed per guidelines. ;	XXX Undisclosed or Excluded Debt - Missing documentation of excluded debt. Per 1003 (pg 9) lender excluded payment of $XXX to Schools First report on credit report (pg 253). Lender approval (pg 618) required XXX months of cancelled checks confirming payments were paid by non-borrower. Notes indicate that insufficient documentation was provided. DTI if this debt is included would be XXX% which exceeds maximum of XXX% allowed. - XXX - Recd lender signed attestation confirming lender verified with bank that borrower is not a joint owner on the account remitting payments on the installment liability that was excluded in qualifying. Loan transaction activity and bank statements were presented XXX to document XXX party remitting payments to support the exclusion of the liability in qualifying.

2025060639	XXX	XXX	1	1	1	1	Verified reserves - XXX months reserves or $XXX required, cash out proceeds XXX months or $XXX; Verified housing payment history - XXX required, XXX in open active mortgages documented.;	XXX Missing Lease Agreement and/or Not Executed - Missing copies of the lease agreements for XXX to support the disclosed rent on the appraisal (p89). Required for DSCR refinances per guidelines. -XXX - Recd lease agreements for XXX.

XXX Fraud report alerts have not been addressed - Missing documentation used to clear the XXX hit for the underwriter (p403).  Comment on fraud report is "cleared on previous files" -XXX - Recd email correspondence from sellers risk team, Using the additional information we have on our employees, we were able to confirm via the XXX website that you are not one and the same with the individual(s) on the (fraud) report. Going forward, you will be able to clear yourself and update (fraud report) with the following rationale (name) was cleared on a previous loan.

2025060629	XXX	XXX	1	1	1	1	Verified credit history - FICO XXX, minimum required XXX; Verified reserves - XXX months reserves or $XXX required, XXX months or $XXX verified. ;	XXX Discrepancy between 1003 and documentation stated and/or verified in file - XXX) Current address is missing from the final 1003 (p11). Per the REO schedule the primary residence is XXX.
XXX) Final 1003 Declarations are incomplete - XXX, and XXX are blank. - XXX - Recd copy of completed final 1003.

XXX Residency documentation is missing or incomplete - The borrower's citizenship is not indicated on the final 1003 (p11).  Per the initial 1003, the borrower is a XXX. - XXX - Recd updated 1003. Citizenship matches to the initial 1003, thus the update is not considered material requiring borrower signature.

XXX Missing Source of Funds - Missing source of the following deposits.  Per guidelines large deposits for DSCR loans are any deposit more than XXX% of the loan amount, $XXX
$XXX
$XXX
$XXX
$XXX
$XXX XXX - XXX - Recd credit card statement to source $XXX cash advance on XXX. Review confirmed source of $XXX and $XXX deposits from account XXX (pg 407-408). On XXX, Recd credit card statements to source the following deposits:
XXX
XXX

XXX Appraisal Discrepancy  - Appraisal condition rating of XXX does not appear to be supported, no updates noted and in particular XXX reflects issues with drywall, no commentary provided by the appraiser (photos p554).  Rear door window appears to be missing glass with carboard in place (p550).   - XXX - Recd updated appraisal report, condition changed to C4 noting minor cosmetic issues.
--Investor accepts the updates to the appraisal.

2025060630	XXX	XXX	2	2	1	1	Low DTI - XXX% DTI, maximum of XXX% allowed. ; Verified reserves - XXX months of subject PITI reserves required. Verified reserves of XXX months of subject PITI. ;	XXX Missing Employment doc (XXX) - CPA letter (pg 150, 422) was used to confirm ownership percentage and use of business assets. Letter is undated. Missing dated CPA letter. , Client Comment: XXX - XXX Attached post-consummation dated tax preparer letter is accepted in support of the undated tax preparer letter provided in file with pre-consummation dated online business and XXX searches.

											XXX Asset Documentation is Insufficient - Final 1003 (pg 26) lists assets with XXX Bank and XXX Bank which were not verified in the file. Missing asset verification for these accounts. , Compensating Factors: Verified reserves (XXX Non-Material as sufficient assets were verified to meet the reserves requirement with these accounts omitted. )		XXX Missing Legal Description on Mortgage/DOT - Missing Exhibit A Legal Description to the Mortgage (pg 259). -XXX - Recd recorded Deed of Trust with legal description included.
2025060628	XXX	XXX	1	1	1	1				Verified credit history - XXX fico w/a minimum requirement of XXX for DSCR > XXX; Verified reserves - XXX+ mths of verified reserves w/a minimum requirement of XXX mths.;
2025060627	XXX	XXX	1	1	1	1				Verified reserves - File contains proof of XXX months of verified reserves when guidelines required XXX months.; Verified housing payment history - XXX months of mortgage history paid XXX verified on credit report since XXX.; Verified credit history - XXX fico w/a minimum requirement of XXX.;
2025060631	XXX	XXX	1	1	1	1				Verified employment history - Borrower has been employed with XXX and Hospitals for XXX years per The Work Number as a XXX.; Verified reserves - File contains XXX months of verified reserves when guidelines required XXX months.; Verified credit history - XXX Fico w/a minimum requirement of XXX for Full Doc Investment Cash out of XXX unit property.;
2025060625	XXX	XXX	1	1	1	1	Verified housing payment history - XXX months of mortgage history paid XXX per credit report. ; Verified credit history -XXX qualifying credit scores, minimum required of XXX. ;	XXX Asset Documentation is Insufficient - Missing CPA letter confirming that use of business funds from XXX Management will not have a negative impact on the business. - XXX - This is an invalid suspense. Business funds were not needed to qualify. Borrower had sufficient personal funds documented and sufficient retirement balance to meet the XXX% rule not requiring proof of liquidation.
--Partially agree, lender included business assets on the final 1003. Assets listed should be property verified and documented in file. Cash to close / reserve requirements are met with business assets excluded.

2025060624	XXX	XXX	1	1	1	1				Verified credit history - XXX Fico w/a minimum requirement of XXX.; Low DTI - XXX% DTI w/a max allowed of XXX%.;
2025060623	XXX	XXX	1	1	1	1	Verified credit history - XXX fico w/a minimum requirement of XXX.; Low LTV/CLTV/HCLTV - XXX% LTV/CLTV w/a max allowed of XXX%.;	XXX Income Calculation Discrepancy - Lender did not exclude deposit of $XXX which was part of the deposit of $XXX on XXX. Check copy from XXX was not business related income (pg 183). Verification of additional deposits from XXX, LLC and XXX are also pending. See XXX - Income Documentation is Insufficient for additional details of deposits. - XXX - "We removed the large deposits they listed from XXX Sports, XXX, and $XXX XXX/XXX, and used a third-party expense ratio of XXX%, PFA Tax Professional Attestation form, tax preparer is XXX certified, and used expense factor is XXX%. Monthly Income is $XXX, and DTI is XXX."

Included is updated 1008 and bank statement calculator. DTI XXX% with large deposits excluded using minimum expense factor allowed of XXX%., tax preparer expense factor is XXX%. Refer to remaining CRED XXX exception.

XXX Income Documentation is Insufficient - Missing documentation to support the deposits from the following entities were from business related income:

XXX
$XXX ($XXX deposited),
$XXX ($XXX deposited),
$XXX ($XXX deposited).
XXX was business related: $XXX.

Review DTI with these deposits excluded is XXX%. - XXX The following deposits were include as invoices that support the check copies in file with LOE. $XXX ($XXX deposited) Validated with Invoice and check copy, $XXX ($XXX deposited)Validated with invoice and check copy
$XXX ($XXX deposited). Validated with Invoice and check copy, $XXX ($XXX deposited). Validated with invoice and check copy, XXX - Review Final DTI using the standard XXX% expense ratio isXXX%, Lender approved DTI XXX%

2025060622	XXX	XXX	1	1	1	1	Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Verified employment history - Borrowers have been self employed owners of XXX Inc for XXX years as verified by XXX.;	XXX Initial CD Received Date is < XXX business days prior to Consummation Date - Initial CD not in file. Only the final CD dated XXX pg 81 provided. - The Initial Closing Disclosure Received Date of (XXX) is not XXX business days before the consummation date of (XXX). Three business days before the consummation date is (XXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than XXX business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) - XXX - Recd borrower esigned initial cd.

XXX Missing XXX Rider - Missing XXX rider.  Final title incorporates endorsements XXX (Planned Unit Development). - XXX - Recd amendment to title policy removing the XXX endorsement. Appraisal does not indicate property is a XXX.

XXX Appraisal Discrepancy  - Appraisal does not indicate the property to be a XXX.  Final title incorporates endorsementsXXX (XXX).  Missing corrected appraisal with corrected XXX designation and verification of HOA fees for XXX subdivision. - XXX - Recd amendment to title policy removing the XXX endorsement. Appraisal does not indicate property is a XXX.

XXX Initial Closing Disclosure Sent Method Not In Person and No Received Date - . - The Initial Closing Disclosure was provided on (XXX) via (XXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than XXX business days prior to the consummation date of (XXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XXX), which is XXX business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XXX), for consummation to occur on (XXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) - XXX

2025060626	XXX	XXX	1	1	1	1				Verified credit history - XXX qualifying credit scores, minimum required of XXX. No derogatory credit. ; Verified housing payment history - XXX months of mortgage history paid XXX, verified per credit report. ; Verified reserves - XXX months subject PITI reserves required. XXX months of verified PITI reserves.;
2025060636	XXX	XXX	1	1	1	1	Low LTV/CLTV/HCLTV - Low LTV of XXX%.; Verified employment history - Borrower has been self employed and president of XXX Inc for XXX+ years per CPA.;	XXX Document Intent to Proceed with the Transaction - Missing documented intent to proceed date. -- You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate. The creditor must document this communication to satisfy the requirements of XXX. Neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A)) - You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate. The creditor must document this communication to satisfy the requirements of XXX. Neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A)) -XXX - Recd intent to proceed.

2025060621	XXX	XXX	2	1	2	1				Low DTI - XXX% DTI is below XXX% maximum per guidelines.; Verified employment history - Borrower has owned current business XXX years.;	XXX XXX Appraisal Requirements are Not Met - Appraiser did not include a statement that the appraisal was prepared in accordance with XXX and XXX XXX of XXX and any implementing regulations., Client Comment:XXX Non-Material